Allowances For Credit Losses And Investment in Financing Receivables (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Allowance for credit losses:
Beginning balance	$ 42,925	$ 41,486	$ 41,486	$ 72,967
(Benefit)/provision	5,363		1,439	(31,481)
Ending balance	48,288		42,925	41,486
Ending balance individually evaluated for impairment				1,505
Ending balance collectively evaluated for impairment	48,288		42,925	39,981
Financing receivables:
Ending balance	9,755,965		8,900,316	7,279,466
Ending balance individually evaluated for impairment				31,840
Ending balance collectively evaluated for impairment	9,755,965		8,900,316	7,247,626
Mortgage Receivable
Allowance for credit losses:
Beginning balance	37,400	35,000	35,000	66,750
(Benefit)/provision	5,800	2,400	2,400	(31,750)
Ending balance	43,200		37,400	35,000
Ending balance collectively evaluated for impairment	43,200		37,400	35,000
Financing receivables:
Ending balance	9,715,469		8,825,418	7,217,169
Ending balance collectively evaluated for impairment	9,715,469		8,825,418	7,217,169
Non Trade Receivable
Allowance for credit losses:
Beginning balance	5,525	$ 6,486	6,486	6,217
(Benefit)/provision	(437)		(961)	269
Ending balance	5,088		5,525	6,486
Ending balance individually evaluated for impairment				1,505
Ending balance collectively evaluated for impairment	5,088		5,525	4,981
Financing receivables:
Ending balance	30,091		30,557	31,962
Ending balance individually evaluated for impairment				1,505
Ending balance collectively evaluated for impairment	30,091		30,557	30,457
Affiliates
Financing receivables:
Ending balance	50		33,000
Ending balance collectively evaluated for impairment	50		33,000
Non Affiliates
Financing receivables:
Ending balance	10,355		11,341	30,335
Ending balance individually evaluated for impairment				$ 30,335
Ending balance collectively evaluated for impairment	$ 10,355		$ 11,341